Reporting Entity - Total Issued Shares Held by Shareholders (Detail)	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares	80,745,711
Percentage of total shares issued (%)	100.00%
SK Holdings Co., Ltd. [member]
Disclosure of classes of share capital [line items]
Number of shares	20,363,452
Percentage of total shares issued (%)	25.22%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	7,392,350
Percentage of total shares issued (%)	9.16%
Institutional investors and other minority shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	42,853,358
Percentage of total shares issued (%)	53.07%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	10,136,551
Percentage of total shares issued (%)	12.55%